Benefit Plans (Details 3) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Weighted average grant date fair value
Total unrecognized compensation cost, net of estimated forfeitures			$ 11,231
Weighted average period to recognize unrecognized compensation cost			1 year 7 months 13 days
Stock options
Valuation assumptions:
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%	0.00%
Expected volatility (as a percent)	43.90%	29.50%		30.70%
Expected term	6 years 3 months	4 years		4 years
Risk-free interest rate (as a percent)	1.91%	0.50%		0.61%
Shares Available for Grant
Balance at the beginning of the period (in shares)	2,581	812	812
RSU's granted (in shares)	(379)		(108)
Options granted (in shares)	(322)		(2,582)		0
Forfeitures	97		53
Shares removed	(25)
Balance at the end of the period (in shares)	1,952		2,581	812
Additional shares authorized, net (in shares)			4,406
Number of shares
Balance at the beginning of the period (in shares)	4,388	1,859	1,859
Options granted (in shares)	322		2,582		0
Options forfeited	(97)		(53)
Options exercised	(13)	0
Balance at the end of the period (in shares)	4,600		4,388	1,859
Options exercisable at September 30, 2014	1,430		1,083
Options vested and expected to vest at the end of the period (in shares)	4,358		3,853
Weighted average exercise price
Balance at the beginning of the period (in dollars per share)	$ 10.00	$ 3.25	$ 3.25
Options granted	$ 24.80		$ 15.01
Options forfeited	$ 14.29		$ 17.00
Options exercised	$ 4.87
Balance at the end of the period (in dollars per share)	$ 10.96		$ 10.00	$ 3.25
Options exercisable	$ 3.11		$ 2.29
Options vested and expected to vest at the end of the period (in dollars per share)	$ 10.63		$ 10.17
Weighted average remaining contractual term
Balance at July 1, 2014	8 years 4 months 24 days		8 years 6 months 29 days	8 years 2 months 19 days
Balance at September 30, 2014	8 years 4 months 24 days		8 years 6 months 29 days	8 years 2 months 19 days
Options exercisable at September 30, 2014	6 years 9 months 15 days		6 years 7 months 24 days
Options vested and expected to vest at the end of the period	8 years 4 months 2 days		8 years 6 months 11 days
Aggregate intrinsic value
Balance at July 1, 2014	51,017	7,028	7,028
Balance at the end of the period (in dollars)	41,628		51,017	7,028
Options exercisable at September 30, 2014	23,656		20,947
Options vested and expected to vest at the end of the period	40,770		44,162
Weighted average grant date fair value of options granted (in dollars per share)	$ 11.15	$ 1.71	$ 6.39	$ 1.22	$ 0.00
Total intrinsic value of options exercised	224		0	87	241
Units
Awards granted (in shares)	379		108
Weighted average grant date fair value
Total unrecognized compensation cost, net of estimated forfeitures	12,337
Weighted average period to recognize unrecognized compensation cost	1 year 6 months 18 days
RSAs
Weighted average grant date fair value
Total unrecognized compensation cost, net of estimated forfeitures	$ 7,818
Weighted average period to recognize unrecognized compensation cost	2 years 2 months 12 days
RSUs
Shares Available for Grant
RSU's granted (in shares)	(379)
Units
RSU balance at July 1, 2014	102
Awards granted (in shares)	379
RSUs cancelled/forfeited	(1)
RSU balance at September 30, 2014	480
RSUs expected to vest at September 30, 2014 (in shares)	440
Weighted average grant date fair value
RSU balance at July 1, 2014	$ 17.00
RSU granted	$ 24.75
RSU cancelled/forfeited	$ 17.00
RSU balance at September 30, 2014	$ 23.11
RSUs expected to vest at September 30, 2014 (in dollars per share)	$ 22.96